Earnings per share - Summary of Earnings Per Share (Detail) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	6 Months Ended			12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2021	Jun. 30, 2020		Jun. 30, 2019
Earnings
Profit for the year / period	£ 12.8	[1]		£ 4.4	£ 12.5	[1]	£ 44.4	[1]
Number of shares
Weighted Average Number Of Ordinary Shares In Issue	220.0			227.1	208.0		205.4
Less ordinary shares held by Equiniti Share Plan Trustees Limited	(0.4)			(0.4)	(0.4)		(0.5)
Weighted average number of ordinary shares for the purposes of basic EPS	219.6		205.3	226.7	207.6		204.9
Effect of potentially dilutive ordinary shares—share options and awards	2.4			2.2	2.0		1.8
Weighted average number of ordinary shares for the purposes of diluted EPS	222.0		207.2	228.9	209.6		206.7
Basic EPS	£ 0.058	[1]	£ 0.127	£ 0.019	£ 0.060	[1]	£ 0.217	[1]
Diluted EPS	£ 0.058	[1]	£ 0.127	£ 0.019	£ 0.060	[1]	£ 0.215	[1]

[1]	See note 1(d) for details related to the retrospective impact of a change in the Group’s accounting policy for cloud computing costs.